Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		9/1/2018
	Collection Period Ending Date		9/30/2018
	Collection Period		40
	Payment Date		10/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.736548	$55,241,105.88	$6,387,733.47	$48,853,372.41
(5)	Class B Notes	1.000000	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.000000	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.000000	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance		$80,741,105.88	$6,387,733.47	$74,353,372.41
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$84,491,105.88	$6,387,733.47	$78,103,372.41
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$—	$—
(13)	Class A-2 Notes		0.76000%	$—	$—
(14)	Class A-3 Notes		1.24000%	$—	$—
(15)	Class A-4 Notes		1.64000%	$55,241,105.88	$75,496.18
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$80,741,105.88	$123,309.51
	2. AVAILABLE FUNDS
(20)	Interest Collections		$327,884.50
(21)	Principal Collections		$4,449,307.96
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$1,857,292.55
(24)	Liquidation Proceeds		$34,827.94
(25)	Recoveries		$50,413.32
(26)	Investment Earnings		$—
(27)	Total Collections		$6,719,726.27
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$6,719,726.27
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$70,409.25	$70,409.25	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$75,496.18	$75,496.18	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$15,462.08	$15,462.08	$—

(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(41)	Fourth Allocation of Principal		$2,637,733.47	$2,637,733.47	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$138,274.04	$138,274.04	$—
			$6,719,726.27	$6,719,726.27
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$2,637,733.47
(51)	Regular Principal Distribution Amount		$3,750,000.00
(52)	Total Principal		$6,387,733.47
	4. POOL INFORMATION
(53)	Pool Balance		$78,103,372
(54)	Number of Receivables Outstanding		13,821
(55)	Weighted Average Contract Rate		4.87%
(56)	Weighted Average Maturity		21.40
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$1,875,000.00
(58)	Initial Target Over Collateralization Amount		$5,625,000.00
(59)	Target Over Collateralization Amount		$3,750,000.00
(60)	Beginning Period O/C Amount		$3,750,000.00
(61)	Ending Period O/C Amount		$3,750,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$1,875,000.00
(64)	Beginning Reserve Account Balance		$1,875,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$—
(68)	Reserve Account Draw Amount		$—
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$46,259.12	18	$2,569.95
(72)	Recoveries for Collection Period		$50,413.32	103	$489.45
(73)	Net Losses/(Recoveries) for Collection Period		$(4,154.20)
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,703,154.17
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.62709%

		9/30/2018	8/31/2018	7/31/2018	6/30/2018
(77)	Pool Balance at end of collection period	$78,103,372	$84,491,106	$92,255,264	$100,158,038
(78)	Number of receivables outstanding	13,821	14,504	15,369	16,192
(79)	Average month end Pool Balance	$81,297,239	$88,373,185	$96,206,651	$104,087,755
(80)	Realized Losses for Collection Period	$46,259	$116,426	$86,744	$35,330
(81)	Recoveries for Collection Period	$50,413	$60,727	$35,956	$58,540
(82)	Net Losses/(Recoveries) for Collection Period	$(4,154)	$55,699	$50,788	$(23,210)
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.683%	1.581%	1.082%	0.407%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	(0.061)%	0.756%	0.633%	(0.268)%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	0.257%

		9/30/2018	8/31/2018	7/31/2018	6/30/2018
(86)	Receivables 31-59 Days Delinquent	$972,733.67	$1,340,184.09	$1,138,695.17	$1,235,669.58
(87)	$ As % of Ending Pool Balance	1.245%	1.586%	1.234%	1.234%
(88)	# of Receivables	145	192	172	158
(89)	# As % of Ending Pool # of Receivables	1.049%	1.324%	1.119%	0.976%
(90)	Receivables 60-89 Days Delinquent	$185,300.49	$212,352.06	$313,852.11	$185,597.66
(91)	$ As % of Ending Pool Balance	0.237%	0.251%	0.340%	0.185%
(92)	# of Receivables	41	43	46	35
(93)	# As % of Ending Pool # of Receivables	0.297%	0.296%	0.299%	0.216%
(94)	Receivables 90 - 119 Days Delinquent	$81,555.24	$135,536.47	$112,115.92	$106,586.46
(95)	$ As % of Ending Pool Balance	0.104%	0.160%	0.122%	0.106%
(96)	# of Receivables	18	20	20	24
(97)	# As % of Ending Pool # of Receivables	0.130%	0.138%	0.130%	0.148%
(98)	Receivables 120+ Days Delinquent	$44,162.76	$15,260.11	$64,799.45	$81,409.24
(99)	$ As % of Ending Pool Balance	0.057%	0.018%	0.070%	0.081%
(100)	# of Receivables	11	5	9	11
(101)	# As % of Ending Pool # of Receivables	0.080%	0.034%	0.059%	0.068%
(102)	Total Delinquencies	$1,283,752.16	$1,703,332.73	$1,629,462.65	$1,609,262.94
(103)	$ As % of Ending Pool Balance	1.644%	2.016%	1.766%	1.607%
(104)	# of Receivables	215	260	247	228
(105)	# As % of Ending Pool # of Receivables	1.556%	1.793%	1.607%	1.408%
(106)	Total Repossession	$29,630.68	$101,933.63	$163,495.06	$114,288.77
(107)	# of Receivables	9	18	13	15

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
October 10, 2018